Related Party Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Disclosures
Short-term benefits	$ 4.5	$ 3.8
Share-based payments	16.9	7.3
Total	$ 21.4	$ 11.1